Document and Entity Information	May 03, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001519401
Document Type	8-K
Document Period End Date	May 03, 2023
Entity Registrant Name	Regional Management Corp.
Entity Incorporation State Country Code	DE
Securities Act File Number	001-35477
Entity Tax Identification Number	57-0847115
Entity Address, Address Line One	979 Batesville Road
Entity Address, Address Line Two	Suite B
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29651
City Area Code	(864)
Local Phone Number	448-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	RM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false